Statement of Cash flows (Details 1) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning	₩ 3,817,943	₩ 4,188,171	₩ 4,188,171	₩ 5,603,471
Proceeds from issuance of bond with warrants		2,000,000	9,200,000	4,500,000
Repayment of bond with warrants	(600,000)	(2,500,000)	(8,105,000)	(2,750,005)
Payment of lease liability principal	(56,773)	(58,029)	(117,348)	(109,391)
Total	(656,773)	(558,029)	977,652	1,640,604
Proceeds from Warrants Exercised				3,035,000
Proceeds from borrowings	1,000,000	270,000
Warrants settled through debt-to-equity swap			(1,305,000)	(4,160,000)
Other non-cash transactions	227,213	143,667	(788,594)	117,762
Lease reassessment	(16,073)	947	947	2,038
Interest expense	338,913	384,550	797,028	1,046,386
Interest paid	(21,678)	(27,316)	(52,261)	(62,090)
Reclassification
Total	1,528,375	771,848	(1,347,880)	(3,055,904)
Balance at ending	4,689,545	4,401,990	3,817,943	4,188,171
Current bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	3,265,312	3,519,139	3,519,139	4,827,086
Proceeds from issuance of bond with warrants		2,000,000	9,200,000	4,500,000
Repayment of bond with warrants	(600,000)	(2,500,000)	(8,105,000)	(2,750,005)
Payment of lease liability principal
Total	(600,000)	(500,000)	1,095,000	1,749,995
Proceeds from Warrants Exercised
Proceeds from borrowings
Warrants settled through debt-to-equity swap			(1,305,000)	(4,160,000)
Other non-cash transactions	227,213	143,667	(788,594)	117,762
Lease reassessment
Interest expense	317,235	357,234	744,767	984,296
Interest paid
Reclassification
Total	544,448	500,901	(1,348,827)	(3,057,942)
Balance at ending	3,209,760	3,520,040	3,265,312	3,519,139
Non current bond with warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Proceeds from issuance of bond with warrants
Repayment of bond with warrants
Payment of lease liability principal
Total
Warrants settled through debt-to-equity swap
Other non-cash transactions
Lease reassessment
Interest expense
Interest paid
Reclassification
Total
Balance at ending
Current Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	122,626	117,351	117,351	108,627
Proceeds from issuance of bond with warrants
Repayment of bond with warrants
Payment of lease liability principal	(56,773)	(58,029)	(117,348)	(109,391)
Total	(56,773)	(58,029)	(117,348)	(109,391)
Proceeds from Warrants Exercised
Proceeds from borrowings
Warrants settled through debt-to-equity swap
Other non-cash transactions
Lease reassessment
Interest expense	21,678	27,316	52,261	62,090
Interest paid	(21,678)	(27,316)	(52,261)	(62,090)
Reclassification	42,853	60,018	122,623	118,115
Total	42,853	60,018	122,623	118,115
Balance at ending	108,706	119,340	122,626	117,351
Non current lease liabilities [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	430,005	551,681	551,681	667,758
Proceeds from issuance of bond with warrants
Repayment of bond with warrants
Payment of lease liability principal
Total
Proceeds from Warrants Exercised
Proceeds from borrowings
Warrants settled through debt-to-equity swap
Other non-cash transactions
Lease reassessment	(16,073)	947	947	2,038
Interest expense
Interest paid
Reclassification	(42,853)	(60,018)	(122,623)	(118,115)
Total	(58,926)	(59,071)	(121,676)	(116,077)
Balance at ending	371,079	492,610	430,005	551,681
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Proceeds from issuance of bond with warrants
Repayment of bond with warrants
Payment of lease liability principal
Total
Proceeds from Warrants Exercised
Proceeds from borrowings	1,000,000	270,000
Other non-cash transactions
Lease reassessment
Interest expense
Interest paid
Reclassification
Total	1,000,000	270,000
Balance at ending	₩ 1,000,000	₩ 270,000